Net Income (loss) Per Ordinary Shares - Summary of Basic And Diluted Net Income (Loss) Per Ordinary Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Basic net loss per ordinary Share
Net loss from continuing operations	$ (9,995)	$ (3,698)	$ (15,045)	$ (10,074)
Numerator for basic and diluted net loss per common share net loss attributable to common stockholders	$ (9,995)	$ (7,486)	$ (15,045)	$ (17,552)
Denominator for basic net loss per common share- adjusted weighted-average share	97,442,359	11,020,299	97,296,206	10,927,357
Denominator for dilutive net loss per common share- adjusted weighted-average share	97,442,359	11,020,299	97,296,206	10,927,357
Basic net loss per common share	$ (0.1)	$ (0.68)	$ (0.15)	$ (1.61)
Dilutive net loss per common share	$ (0.1)	$ (0.68)	$ (0.15)	$ (1.61)
Series E Redeemable Preferred Stock [Member]
Basic net loss per ordinary Share
Redeemable Preferred Stock Dividends		$ (906)		$ (1,788)
Series D Redeemable Preferred Stock [Member]
Basic net loss per ordinary Share
Redeemable Preferred Stock Dividends		(1,346)		(2,654)
Series C Redeemable Preferred Stock [Member]
Basic net loss per ordinary Share
Redeemable Preferred Stock Dividends		(477)		(941)
Series B-2 Redeemable Preferred Stock [Member]
Basic net loss per ordinary Share
Redeemable Preferred Stock Dividends		(329)		(650)
Series B-1 Redeemable Preferred Stock [Member]
Basic net loss per ordinary Share
Redeemable Preferred Stock Dividends		(129)		(262)
Series A Redeemable Preferred Stock [Member]
Basic net loss per ordinary Share
Redeemable Preferred Stock Dividends		$ (601)		$ (1,183)